Employee future benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Defined benefit pension plan	2018	2017	2018	2017	2018	2017
Balance at January 1	$17,603	$16,253	$(12,809)	$(11,282)	$4,794	$4,971
Included in profit or loss
Current service cost	57	32	—	—	57	32
Interest cost (income)	621	658	(455)	(464)	166	194
Benefits payable	—	—	—	—	—	—
	678	690	(455)	(464)	223	226
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	(49)	(99)	—	—	(49)	(99)
Financial assumptions	(1,331)	1,300	—	—	(1,331)	1,300
Experience adjustment	(2)	111	—	—	(2)	111
Return on plan assets excluding interest	—	—	1,075	(1,055)	1,075	(1,055)
income
Plan expenses	(35)	(55)	35	55	—	—
	(1,417)	1,257	1,110	(1,000)	(307)	257
Other
Contributions paid by the employer	—	—	(495)	(660)	(495)	(660)
Benefits paid	(609)	(597)	609	597	—	—
	(609)	(597)	114	(63)	(495)	(660)
Balance at December 31	$16,255	$17,603	$(12,040)	$(12,809)	$4,215	$4,794

19.	Employee future benefits (cont'd):

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Other post-retirement benefit plan	2018	2017	2018	2017	2018	2017
Balance at January 1	$120	$196	$—	$—	$120	$196
Included in profit or loss
Interest cost (income)	3	4	—	—	3	4
	3	4	—	—	3	4
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	—	(1)	—	—	—	(1)
Financial assumptions	(5)	3	—	—	(5)	3
Experience adjustment	7	(53)	—	—	7	(53)
	2	(51)	—	—	$2	$(51)
Other
Contributions paid by the employer	—	—	(41)	(29)	(41)	(29)
Benefits paid	(41)	(29)	41	29	—	—
	(41)	(29)	—	—	(41)	(29)
Balance at December 31	$84	$120	$—	$—	$84	$120

	December 31, 2018	December 31, 2017
Net defined benefit pension plan liability	$4,215	$4,794
Net other post-retirement benefit plan liability	84	120
Employee future benefits	$4,299	$4,914

Disclosure of comprehensive income by plan type

Included in other comprehensive income (loss)	December 31, 2018	December 31, 2017
Defined benefit pension plan actuarial gain (loss)	$307	$(257)
Other post-retirement benefit plan actuarial gain (loss)	(2)	51
	$305	$(206)

Disclosure of fair value of plan assets	Pension plan assets comprise:

	2018	2017
Cash and cash equivalents	3%	3%
Equity securities	59%	60%
Debt securities	38%	37%
Total	100%	100%

Disclosure of defined benefit plans
The significant actuarial assumptions adopted in measuring the fair value of benefit obligations at December 31 were as follows:

		2018		2017
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	4.16%	3.96%	3.60%	3.27%
Rate of compensation increase	n/a	n/a	n/a	n/a
The significant actuarial assumptions adopted in determining net expense for the years ended December 31 were as follows:

		2018		2017
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	3.60%	3.96%	4.13%	3.27%
Rate of compensation increase	n/a	n/a	n/a	n/a

Disclosure of sensitivity analysis for actuarial assumptions
The assumed health care cost trend rates applicable to the other post-retirement benefit plan at December 31 were as follows:

	2018	2017
Initial medical/dental health care cost trend rate	n/a	8.0%
Cost trend rate declines to medical and dental	n/a	5.0%
Year that the medical rate reaches the rate it is assumed to remain at	2023	2022
Year that the dental rate reaches the rate it is assumed to remain at	2018	2017